UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F


FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: _______September 2007______

Check here if Amendment 		[X]; Amendment Number: ______
This Amendment (Check only one.): 	[  ] is a restatement.
[X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	 ____Mohican Financial Management, LLC_______
Address: _____21 Railroad Ave, Suite 35________________
 _____Cooperstown, NY 13326_________________
 __________________________________________


Form 13F File Number: 28-12023_____


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	 ___Eric Hage_______________________________
Title:	 ___Chief Investment Officer___________________
Phone:	 ___607.547.1357_____________________________


Signature, Place, and Date of Signing:


____Eric Hage__ ____Cooperstown, NY__ ____January 26, 2007___


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	 _______NONE________
Form 13F Information Table Entry Total:	 ________64__________
Form 13F Information Table Value Total:  ______145,728_________
                                             (thousands)



Name Of Issuer Title of Class
Cusip
Number
Value
(x1000)
Shr/Prn
Amount
SH
PRN
PUT
CALL
Investment
Discretion
Other
Managers Sole Shared Other


Name Of Issuer Title of Class
Cusip
Number
Value
(x1000)
Shr/Prn
Amount
SH
PRN
PUT
CALL
Investment
Discretion
Other
Managers Sole Shared Other

***SUNTECH PWR HLDGS CO LTD
CONVERTIBLE CORPORAT 86800CAA2
3,465 3,300,000 PRN Sole 3,300,000

ALESCO FINANCIAL INC
CONVERTIBLE CORPORAT
014485AA4 1,854 2,400,000
PRN Sole 2,400,000

ALPHARMA INC-CL A A
CONVERTIBLE CORPORAT
020813AH4 180 200,000
PRN Sole 200,000

AMBASSADORS INTERNATIONAL INC
CONVERTIBLE CORPORAT
023178AB2 2,716 3,400,000
PRN Sole 3,400,000

AMYLIN PHARMACEUTICALS INC
CONVERTIBLE CORPORAT
032346AE8 2,521 2,300,000
PRN Sole 2,300,000

AMYLIN PHARMACEUTICALS INC
CONVERTIBLE CORPORAT
032346AF5 548 500,000
PRN Sole 500,000

ATS MEDICAL INC
CONVERTIBLE CORPORAT
002083AA1 1,428 1,600,000
PRN Sole 1,600,000

BARNES GROUP INC W/RTS TO PUR
CONVERTIBLE CORPORAT
067806AC3 1,850 1,850,000
PRN Sole 1,850,000

BIOMARIN PHARMACEUTICAL INC
CONVERTIBLE CORPORAT
09061GAD3 2,296 1,667,000
PRN Sole 1,667,000

BORLAND SOFTWARE CORP
CONVERTIBLE CORPORAT
099849AA9 1,855 1,800,000
PRN Sole 1,800,000

CACI INTL INC
CONVERTIBLE CORPORAT
127190AC0 2,037 1,875,000
PRN Sole 1,875,000

CAPITALSOURCE INC
CONVERTIBLE CORPORAT
14055XAG7 3,680 4,000,000
PRN Sole 4,000,000

CERADYNE INC CALIF
CONVERTIBLE CORPORAT
156710AA3 4,316 3,042,000
PRN Sole 3,042,000

CHINA MED TECHNOLOGIES INC
ADR CONVERTIBLE CORPORAT
169483AA2 1,870 1,300,000
PRN Sole 1,300,000

CHINA MED TECHNOLOGIES INC
ADR CONVERTIBLE CORPORAT
169483AB0 2,446 1,700,000
PRN Sole 1,700,000

CUBIST PHARMACEUTICALS INC
CONVERTIBLE CORPORAT
229678AC1 4,016 4,200,000
PRN Sole 4,200,000

CURAGEN CORP
CONVERTIBLE CORPORAT
23126RAE1 1,820 2,800,000
PRN Sole 2,800,000

CYPRESS SEMICONDUCTOR CORP
CONVERTIBLE CORPORAT
232806AJ8 4,192 3,200,000
PRN Sole 3,200,000

Continental Air Conv Pfd 6%
PREFERRED STOCKS
210796306 1,125 29,400
SH Sole 29,400

DECODE GENETICS INC
CONVERTIBLE CORPORAT
243586AB0 1,215 1,800,000
PRN Sole 1,800,000

DEVELOPERS DIVERSIFIED REALTY
CONVERTIBLE CORPORAT
251591AR4 187 200,000
PRN Sole 200,000

EARTHLINK INC
CONVERTIBLE CORPORAT
270321AA0 3,289 3,000,000
PRN Sole 3,000,000

EMCORE CORP
CONVERTIBLE CORPORAT
290846AC8 5,416 3,700,000
PRN Sole 3,700,000

EMPIRE RESORTS INC
CONVERTIBLE CORPORAT
292052AB3 1,283 1,500,000
PRN Sole 1,500,000

EQUINIX INC
CONVERTIBLE CORPORAT
29444UAG1 4,280 4,000,000
PRN Sole 4,000,000

FELCOR SUITE HOTELS INC
PREFERRED STOCKS
31430F200 908 38,720
SH Sole 38,720

FRONTIER AIRLINES INC
NEW CONVERTIBLE CORPORAT
359065AA7 2,200 2,475,000
PRN Sole 2,475,000

GENERAL CABLE CORP-DEL
NEW CONVERTIBLE CORPORAT
369300AJ7 1,600 1,600,000
PRN Sole 1,600,000

GENERAL GROWTH PROPERTIES INC
CONVERTIBLE CORPORAT
36170XAA3 2,166 2,400,000
PRN Sole 2,400,000

GLOBAL INDUSTRIES LTD
CONVERTIBLE CORPORAT
379336AD2 1,269 1,300,000
PRN Sole 1,300,000

HEALTH CARE REIT INC
CONVERTIBLE SUB NOTE
42217KAQ9 1,624 1,600,000
PRN Sole 1,600,000

HORIZON LINES INC
CONVERTIBLE SUB NOTE
44044KAA9 2,402 2,250,000
PRN Sole 2,250,000

HOST HOTELS & RESORTS INC
CONVERTIBLE CORPORAT
44108EAT5 2,091 1,500,000
PRN Sole 1,500,000

ILLUMINA INC
CONVERTIBLE CORPORAT
452327AA7 3,585 2,750,000
PRN Sole 2,750,000

INCYTE PHARMACEUTICALS INC
CONVERTIBLE CORPORAT
45337CAE2 2,288 2,500,000
PRN Sole 2,500,000

INTERNATIONAL COAL GROUP INC
CONVERTIBLE CORPORAT
45928HAE6 417 400,000
PRN Sole 400,000

ISIS PHARMACEUTICALS INC
DEL CONVERTIBLE SUB NOTE
464337AE4 2,234 1,750,000
PRN Sole 1,750,000

ITRON INC
CONVERTIBLE CORPORAT
465741AJ5 3,875 2,500,000
PRN Sole 2,500,000

KENDLE INTERNATIONAL INC
CONVERTIBLE CORPORAT
48880LAA5 2,203 2,000,000
PRN Sole 2,000,000

KKR FINANCIAL CORP
CONVERTIBLE CORPORAT
48248AAA6 1,324 1,500,000
PRN Sole 1,500,000

LECROY CORP
CONVERTIBLE CORPORAT
52324WAA7 2,122 2,500,000
PRN Sole 2,500,000

LIONS GATE ENTERTAINMENT COR
CONVERTIBLE CORPORAT
535919AF1 3,380 3,200,000
PRN Sole 3,200,000

LIVE NATION INC
CONVERTIBLE CORPORAT
538034AA7 3,075 3,000,000
PRN Sole 3,000,000

MAGMA DESIGN AUTOMATION INC
CONVERTIBLE CORPORAT
559181AC6 1,601 1,500,000
PRN Sole 1,500,000

MAGMA DESIGN AUTOMATION INC
CONVERTIBLE CORPORAT
559181AD4 1,601 1,500,000
PRN Sole 1,500,000

MICRON TECHNOLOGY INC
CONVERTIBLE CORPORAT
595112AH6 3,019 3,100,000
PRN Sole 3,100,000

NABI INC
CONVERTIBLE CORPORAT
629519AB5 845 1,000,000
PRN Sole 1,000,000

NEWPORT CORP
CONVERTIBLE CORPORAT
651824AA2 2,679 2,900,000
PRN Sole 2,900,000

NII HLDGS INC
CONVERTIBLE CORPORAT
62913FAG7 2,217 2,200,000
PRN Sole 2,200,000

NORTHSTAR RLTY FIN CORP
CONVERTIBLE CORPORAT
66705CAA0 2,000 2,000,000
PRN Sole 2,000,000

NOVAMED EYECARE INC
CONVERTIBLE CORPORAT
66986WAA6 1,675 2,000,000
PRN Sole 2,000,000

NUANCE COMMUNICATIONS INC
CONVERTIBLE CORPORAT
67020YAA8 3,000 3,000,000
PRN Sole 3,000,000

OSCIENT PHARMACEUTICALS CORP
CONVERTIBLE CORPORAT
68812RAC9 2,222 3,735,000
PRN Sole 3,735,000

POWERWAVE TECHNOLOGIES INC
CONVERTIBLE CORPORAT
739363AE9 1,504 1,500,000
PRN Sole 1,500,000

Petroquest Energy ser B pref
PREFERRED STOCKS
716748207 1,068 21,000
SH Sole 21,000

SCHOOL SPECIALTY INC
CONVERTIBLE CORPORAT
807863AE5 1,502 1,500,000
PRN Sole 1,500,000

SCIELE PHARMA INC
CONVERTIBLE CORPORAT
808627AA1 3,432 3,200,000
PRN Sole 3,200,000

SONOSITE INC
CONVERTIBLE CORPORAT
83568GAA2 4,025 4,000,000
PRN Sole 4,000,000

SPARTAN STORES INC
CONVERTIBLE CORPORAT
846822AD6 2,694 2,920,000
PRN Sole 2,920,000

SYMMETRICOM INC
CONVERTIBLE CORPORAT
871543AB0 2,241 2,750,000
PRN Sole 2,750,000

TRINITY INDS INC
CONVERTIBLE CORPORAT
896522AF6 2,694 2,600,000
PRN Sole 2,600,000

USEC INC
CONVERTIBLE CORPORAT
90333EAC2 4,905 4,500,000
PRN Sole 4,500,000

WORLD ACCEPTANCE CORP-DEL
CONVERTIBLE CORPORAT
981417AA6 1,725 2,000,000
PRN Sole 2,000,000

WORLD ACCEPTANCE CORP-DEL
CONVERTIBLE CORPORAT
981417AB4 431 500,000
PRN Sole 500,000

Rows - 64
Number of other managers - 0